Long-Term Debt (Summary of Long-Term Debt) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Add net unamortized fair value adjustments	$ 325,000,000	$ 404,000,000
Less net unamortized debt issue costs	(72,000,000)	(85,000,000)
Less current maturities	(545,000,000)	(14,000,000)
Non-current portion of non-current borrowings	7,521,000,000	10,047,000,000
Cash On hands and Proceeds	2,200,000,000
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	8,066,000,000	10,061,000,000
Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	7,813,000,000	9,742,000,000
Other credit facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other credit facilities	$ 141,000,000	67,000,000
Other credit facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.80%
Other credit facilities [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	13.10%
Other credit facilities [Member] | South America Retail [Member]
Disclosure of detailed information about borrowings [Line Items]
Other credit facilities	$ 137,000,000	63,000,000
Other credit facilities [Member] | South America Retail [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Other credit facilities [Member] | South America Retail [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	12.20%
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other borrowings	$ 4,000,000	4,000,000
Other facilities [Member] | Other sites [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.90%
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.30%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.40%
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Maturity	October 1, 2022
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Maturity	May 13, 2023
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.50%
Maturity	June 1, 2023
Debentures issued	$ 0	500,000,000
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.625%
Maturity	March 15, 2024
Debentures issued	$ 0	750,000,000
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.375%
Maturity	March 15, 2025
Debentures issued	$ 0	550,000,000
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Debentures issued	$ 500,000,000	500,000,000
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Maturity	April 1, 2029
Debentures issued	$ 750,000,000	750,000,000
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Maturity	May 13, 2030
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450,000,000	450,000,000
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 212,000,000	300,000,000
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 401,000,000	500,000,000
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500,000,000	500,000,000
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 489,000,000	500,000,000
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Maturity	April 1, 2049
Debentures issued	$ 750,000,000	750,000,000
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Maturity	May 13, 2050
Debentures issued	$ 500,000,000	500,000,000
Other [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Other [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 120,000,000	125,000,000
Nutrien Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	300,000,000
Debentures Issued Two Thousand and Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued		$ 1,500,000,000
Fully Redeemed Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Add net unamortized fair value adjustments	5,000,000
Less net unamortized debt issue costs	5,000,000
Fully Redeemed Notes [Member] | Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,800,000,000
Fully Redeemed Notes [Member] | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,800,000,000
Tendered Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Add net unamortized fair value adjustments	53,000,000
Tendered Notes [Member] | Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	256,000,000
Tendered Notes [Member] | Gross carrying amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	203,000,000
Fully Paid Debt [Member] | Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	500,000,000
Fully Paid Debt [Member] | Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	750,000,000
Fully Paid Debt [Member] | Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	550,000,000
Partially Paid Debt [Member] | Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	88,000,000
Partially Paid Debt [Member] | Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	99,000,000
Partially Paid Debt [Member] | Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	11,000,000
Partially Paid Debt [Member] | Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Debentures issued	$ 5,000,000